UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Conservative Profile I Fund (Initial Class shares) returned 4.95%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.32% (composite benchmark return was 6.27%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,420.00	10,369.38	10,638.00	10,242.90
2006	11,230.68	11,168.05	12,315.61	10,686.42
2007	11,855.10	11,911.03	13,007.75	11,431.26
2008	10,222.65	10,393.63	8,164.96	12,030.26
2009	12,307.05	11,918.81	10,475.65	12,743.65
2010	13,381.46	12,963.17	12,273.27	13,577.09
2011	13,523.30	13,388.75	12,393.55	14,641.53
2012	14,743.10	14,425.96	14,383.95	15,257.94
2013	15,856.56	15,385.01	19,139.46	14,949.17
2014	16,641.53	16,350.35	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	4.95%	6.22%	5.23%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	47.57%
International Equity	6.48
Large Cap Equity	10.97
Mid Cap Equity	5.24
Real Estate Equity	4.97
Small Cap Equity	2.25
Fixed Interest Contract	22.52
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Actual	$1,000.00	$1,006.29	$4.92

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.97% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.72%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderately Conservative Profile I Fund (Initial Class shares) returned 5.61%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.21% (composite benchmark return was 6.82%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,594.00	10,526.44	10,638.00	10,242.90
2006	11,642.81	11,677.52	12,315.61	10,686.42
2007	12,389.11	12,471.27	13,007.75	11,431.26
2008	10,145.44	10,009.01	8,164.96	12,030.26
2009	12,386.57	11,809.07	10,475.65	12,743.65
2010	13,630.18	13,017.24	12,273.27	13,577.09
2011	13,620.64	13,300.90	12,393.55	14,641.53
2012	15,063.07	14,581.85	14,383.95	15,257.94
2013	16,844.45	16,216.72	19,139.46	14,949.17
2014	17,788.73	17,322.09	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	5.61%	7.51%	5.93%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	33.02%
International Equity	10.42
Large Cap Equity	17.88
Mid Cap Equity	8.59
Real Estate Equity	4.42
Small Cap Equity	3.71
Fixed Interest Contract	21.96
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Actual	$1,000.00	$1,008.11	$5.22

Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.78%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderate Profile I Fund (Initial Class shares) returned 6.39%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.90% (composite benchmark return was 7.29%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,629.00	10,586.18	10,638.00	10,242.90
2006	11,902.35	11,927.63	12,315.61	10,686.42
2007	12,750.99	12,759.21	13,007.75	11,431.26
2008	9,781.29	9,515.02	8,164.96	12,030.26
2009	12,170.85	11,508.33	10,475.65	12,743.65
2010	13,575.37	12,832.01	12,273.27	13,577.09
2011	13,404.32	12,938.10	12,393.55	14,641.53
2012	15,046.35	14,428.57	14,383.95	15,257.94
2013	17,478.30	16,726.61	19,139.46	14,949.17
2014	18,595.98	17,946.69	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	6.39%	8.85%	6.40%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	24.14%
International Equity	14.44
Large Cap Equity	24.56
Mid Cap Equity	11.75
Real Estate Equity	3.96
Small Cap Equity	5.06
Fixed Interest Contract	16.09
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Actual	$1,000.00	$1,011.82	$5.53

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.85%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Moderately Aggressive Profile I Fund (Initial Class shares) returned 6.82%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.96% (composite benchmark return was 7.78%).

Driving this underperformance was the Fund’s allocation to small-cap equity, high yield, and international bond. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,765.00	10,724.76	10,638.00	10,242.90
2006	12,249.49	12,375.56	12,315.61	10,686.42
2007	13,137.58	13,240.14	13,007.75	11,431.26
2008	9,164.78	9,188.07	8,164.96	12,030.26
2009	11,784.07	11,371.97	10,475.65	12,743.65
2010	13,334.85	12,816.68	12,273.27	13,577.09
2011	13,046.82	12,804.80	12,393.55	14,641.53
2012	14,859.02	14,487.62	14,383.95	15,257.94
2013	17,891.01	17,408.67	19,139.46	14,949.17
2014	19,111.57	18,762.32	21,572.41	15,840.99

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	6.82%	10.15%	6.69%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
Bond	18.13%
International Equity	17.95
Large Cap Equity	30.49
Mid Cap Equity	14.59
Real Estate Equity	3.47
Small Cap Equity	6.31
Fixed Interest Contract	9.06
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Actual	$1,000.00	$1,011.80	$6.04

Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	6.06

*Expenses are equal to the Fund’s annualized expense ratio of 1.20% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.95%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Management Discussion

2014 saw the U.S. and International markets becoming increasingly disjointed. U.S. Equity and Fixed Income markets rallied in light of continued economic growth while International capital markets retreated due to a slower recovery and geopolitical issues.

U.S. economic growth ended the year on a good note. The third estimate of real GDP growth from the Bureau of Economic Analysis puts growth at 5.0% growth on a seasonally adjusted basis for the third quarter. This was the highest growth rate in more than a decade. However, the advance estimate for fourth quarter GDP increased by a more muted 2.6%. The November jobs report also seems to suggest an improving economy. The report showed the addition of 321,000 new jobs for the month, capping the strongest year for job growth since 1999. U.S. large cap equities largely led the advance in 2014. The S&P 500® Index posted a gain of 13.68% while domestic small-cap equities lagged behind their larger company brethren, with the S&P SmallCap 600® Index returning only 5.76% during 2014. Small-cap underperformance had been a consistent theme in 2014 as investors preferred the bigger, more well-known names over smaller firms.

2014 was a transition year for the U.S. Federal Reserve as Ben Bernanke passed the reins of the Federal Reserve to his successor, Janet Yellen, and concluded its bond-buying program at the end of October. The Federal Reserve had been “tapering” its stimulus program for the past year in the face of improving economic fundamentals. While the Federal Reserve has concluded its current round of bond-buying, it has not yet begun to tighten. The federal funds rate remains, essentially, at zero, and the Federal Reserve’s balance sheet remains bloated from the massive bond-buying programs of the post-2008 period. In spite of the Federal Reserve’s exit from the bond markets, interest rates largely declined throughout the year (the 10-year U.S. Treasury bond closed the year yielding only 2.17%; it yielded 3.04% at the start of the year). Most U.S. fixed income asset classes had a strong year despite the overall low interest rate environment that continues to persist. Interest rates fell throughout the year, which benefited assets with greater duration. The Barclays U.S. Aggregate Bond Index posted a return of 5.97% in 2014. Longer duration bonds, as measured by the Barclays U.S. Government/Credit Long Bond Index, posted a very impressive 19.31% over the same period.

It was a difficult year from a geopolitical standpoint. It began with the Russian annexation of the Crimean Peninsula and their ensuing conflict with Ukraine, escalation of violence in Israel, and destabilizing sectarian violence in Iraq followed by the U.S. and its allies commenced airstrikes against militants from the Islamic State in Iraq and Syria. These geopolitical shocks combined with a slow recovery in Europe, the threat of a slowing Chinese economy, and a strengthening U.S. Dollar led to negative returns in both developed and emerging market equity indices. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 4.90% for the year. Emerging markets had been on pace to generate a positive return in 2014, but a significant retracement in the fourth quarter took that result off the table. The MSCI Emerging Markets Index posted a loss of 4.44% for the fourth quarter, dragging the one-year number down to a loss of 2.19%. Emerging markets tend to be heavily influenced by the price of commodities (many are commodity-exporting economies) which was a headwind in 2014.

The price of a barrel of crude oil has dropped nearly 50% since June. This global rout in crude was largely blamed for the mid-December dive in equities markets. But oil is somewhat of a mixed bag for global prices. On one hand, falling oil prices dent corporate earnings in the energy sector and related downstream industries. On the other hand, energy costs impact nearly everything that businesses and consumers touch. Lower energy costs can provide a quasi-stimulus effect for overall economic growth. It is important to note, however, that oil prices can also be a leading indicator of economic growth (i.e., a decline in oil prices portends expectations of slower future growth and, thus, lower future demand for oil).

One of the strongest performing asset classes in 2014 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, turned in an eye-opening 28.03% for the one-year period ended December 31, 2014. On the other hand, commodities turned in one of the worst asset class returns for 2014, losing 16.38%.

For the annual period ended December 31, 2014, the Great-West Aggressive Profile I Fund (Initial Class shares) returned 8.15%, relative to 12.71% for the Wilshire 5000 Index and 5.97% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.43% (composite benchmark return was 8.58%).

Driving this underperformance was the Fund’s allocation to small-cap equity. Underlying manager selection effect was neutral with some holdings outperforming (Great-West MFS International Value, Great-West Invesco Small Cap Value) and other underperforming their respective benchmarks (Great-West Small Cap Growth, Great-West T. Rowe Price Equity Income).

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2005	10,878.00	10,855.25	10,638.00	11,381.97
2006	12,568.44	12,905.38	12,315.61	15,476.57
2007	13,463.31	13,810.93	13,007.75	12,759.66
2008	8,072.60	8,459.22	8,164.96	7,757.84
2009	10,737.37	10,933.36	10,475.65	9,965.39
2010	12,407.03	12,537.01	12,273.27	12,763.07
2011	11,859.88	12,200.08	12,393.55	13,958.68
2012	13,810.83	14,210.52	14,383.95	16,348.41
2013	17,795.13	18,379.09	19,139.46	16,547.17
2014	19,244.67	19,956.42	21,572.41	21,842.04

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for

U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	8.15%	12.38%	6.76%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2014

Asset Class	% of Fund Investments
International Equity	25.14%
Large Cap Equity	42.66
Mid Cap Equity	20.40
Real Estate Equity	2.99
Small Cap Equity	8.81
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (07/01/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (07/01/14 - 12/31/14)
Actual	$1,000.00	$1,016.71	$6.76

Hypothetical (5% return before expenses)	$1,000.00	$1,018.51	$6.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.08%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

BOND MUTUAL FUNDS
344,702	Great-West Federated Bond Fund Initial Class(a)	$3,688,314
306,907	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,051,169
221,001	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,840,943
283,647	Great-West Short Duration Bond Fund Initial Class(a)	2,921,562
548,433	Great-West Templeton Global Bond Fund Initial Class(a)	4,957,830
319,013	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,869,625

TOTAL BOND MUTUAL FUNDS — 47.58%
(Cost $21,872,047)		$21,329,443

EQUITY MUTUAL FUNDS
72,486	Great-West American Century Growth Fund Initial Class(a)	813,297
155,529	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,878,785
30,654	Great-West Invesco Small Cap Value Fund Initial Class(a)	336,576
13,767	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	336,876
85,559	Great-West MFS International Growth Fund Initial Class(a)	959,972
175,739	Great-West MFS International Value Fund Initial Class(a)	1,947,191

Shares			Fair Value

Equity Mutual Funds — (continued)
87,071	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	813,246
118,027	Great-West Putnam Equity Income Fund Initial Class(a)		1,646,483
177,958	Great-West Real Estate Index Fund Initial Class(a)		2,226,255
18,404	Great-West Small Cap Growth Fund Initial Class(a)		336,059
85,568	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,647,179
21,375	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		469,185

TOTAL EQUITY MUTUAL FUNDS — 29.91%
(Cost $12,717,345)		$	13,411,104

Account Balance

FIXED INTEREST CONTRACT
10,099,462(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		10,099,462

TOTAL FIXED INTEREST CONTRACT — 22.53%
(Cost $10,099,462)		$	10,099,462

TOTAL INVESTMENTS — 100.02%
(Cost $44,688,854)		$	44,840,009

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(10,071)
TOTAL NET ASSETS — 100.00%		$	44,829,938

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
510,688	Great-West Federated Bond Fund Initial Class(a)	$	5,464,360
456,759	Great-West Loomis Sayles Bond Fund Initial Class(a)		6,029,218
327,977	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,732,046
816,109	Great-West Templeton Global Bond Fund Initial Class(a)		7,377,627
472,657	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		5,733,335

TOTAL BOND MUTUAL FUNDS — 33.03%
(Cost $28,169,160)		$	27,336,586

EQUITY MUTUAL FUNDS
220,328	Great-West American Century Growth Fund Initial Class(a)		2,472,082
471,255	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		5,692,756
93,115	Great-West Invesco Small Cap Value Fund Initial Class(a)		1,022,398
41,900	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		1,025,295
256,064	Great-West MFS International Growth Fund Initial Class(a)		2,873,043
518,944	Great-West MFS International Value Fund Initial Class(a)		5,749,903

Shares			Fair Value

Equity Mutual Funds — (continued)
257,652	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	2,406,472
355,910	Great-West Putnam Equity Income Fund Initial Class(a)		4,964,939
292,715	Great-West Real Estate Index Fund Initial Class(a)		3,661,865
55,939	Great-West Small Cap Growth Fund Initial Class(a)		1,021,453
257,630	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		4,959,373
64,604	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,418,048

TOTAL EQUITY MUTUAL FUNDS — 45.02%
(Cost $35,149,461)		$	37,267,627

Account Balance

FIXED INTEREST CONTRACT
18,184,679(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		18,184,679

TOTAL FIXED INTEREST CONTRACT — 21.97%
(Cost $18,184,679)		$	18,184,679

TOTAL INVESTMENTS — 100.02%
(Cost $81,503,300)		$	82,788,892

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(18,605)

TOTAL NET ASSETS — 100.00%		$	82,770,287

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
881,711	Great-West Federated Bond Fund Initial Class(a)	$	9,434,302
785,415	Great-West Loomis Sayles Bond Fund Initial Class(a)		10,367,480
566,379	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,717,936
1,407,017	Great-West Templeton Global Bond Fund Initial Class(a)		12,719,433
816,416	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		9,903,130

TOTAL BOND MUTUAL FUNDS — 24.14%
(Cost $48,330,667)		$	47,142,281

EQUITY MUTUAL FUNDS
707,316	Great-West American Century Growth Fund Initial Class(a)		7,936,092
1,519,963	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		18,361,150
300,238	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,296,614
134,842	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,299,583
828,733	Great-West MFS International Growth Fund Initial Class(a)		9,298,380
1,705,715	Great-West MFS International Value Fund Initial Class(a)		18,899,323

Shares		Fair Value

Equity Mutual Funds — (continued)
847,979	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,920,129
1,150,673	Great-West Putnam Equity Income Fund Initial Class(a)	16,051,897
618,160	Great-West Real Estate Index Fund Initial Class(a)	7,733,181
180,375	Great-West Small Cap Growth Fund Initial Class(a)	3,293,641
834,589	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	16,065,833
208,726	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,581,536

TOTAL EQUITY MUTUAL FUNDS — 59.79%
(Cost $107,992,012)		$116,737,359

Account Balance

FIXED INTEREST CONTRACT
31,417,146(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	31,417,146

TOTAL FIXED INTEREST CONTRACT — 16.09%
(Cost $31,417,146)		$31,417,146

TOTAL INVESTMENTS — 100.02%
(Cost $187,739,825)		$195,296,786

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(44,266)

TOTAL NET ASSETS — 100.00%		$195,252,520

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2014

Shares			Fair Value

BOND MUTUAL FUNDS
559,551	Great-West Federated Bond Fund Initial Class(a)	$	5,987,194
498,251	Great-West Loomis Sayles Bond Fund Initial Class(a)		6,576,912
359,268	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,992,700
892,366	Great-West Templeton Global Bond Fund Initial Class(a)		8,066,994
517,819	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		6,281,142

TOTAL BOND MUTUAL FUNDS — 18.13%
(Cost $30,738,698)		$	29,904,942

EQUITY MUTUAL FUNDS
740,738	Great-West American Century Growth Fund Initial Class(a)		8,311,080
1,593,903	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		19,254,350
316,238	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,472,287
142,146	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,478,322
870,453	Great-West MFS International Growth Fund Initial Class(a)		9,766,481
1,789,971	Great-West MFS International Value Fund Initial Class(a)		19,832,881

Shares			Fair Value

Equity Mutual Funds — (continued)
889,181	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	8,304,953
1,206,730	Great-West Putnam Equity Income Fund Initial Class(a)		16,833,880
457,792	Great-West Real Estate Index Fund Initial Class(a)		5,726,978
189,698	Great-West Small Cap Growth Fund Initial Class(a)		3,463,887
874,901	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		16,841,836
219,009	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,807,255

TOTAL EQUITY MUTUAL FUNDS — 72.83%
(Cost $106,487,815)		$	120,094,190

Account Balance

FIXED INTEREST CONTRACT
14,942,869(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		14,942,869

TOTAL FIXED INTEREST CONTRACT — 9.06%
(Cost $14,942,869)		$	14,942,869

TOTAL INVESTMENTS — 100.02%
(Cost $152,169,382)		$	164,942,001

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(37,294)

TOTAL NET ASSETS — 100.00%		$	164,904,707

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

EQUITY MUTUAL FUNDS
571,788	Great-West American Century Growth Fund Initial Class(a)	$6,415,463
1,233,376	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	14,899,180
244,114	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,680,365
109,842	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,687,822
673,984	Great-West MFS International Growth Fund Initial Class(a)	7,562,102
1,387,023	Great-West MFS International Value Fund Initial Class(a)	15,368,215
687,155	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,418,028
934,280	Great-West Putnam Equity Income Fund Initial Class(a)	13,033,212

Shares			Fair Value

Equity Mutual Funds — (continued)
217,973	Great-West Real Estate Index Fund Initial Class(a)	$	2,726,847
146,336	Great-West Small Cap Growth Fund Initial Class(a)		2,672,089
677,754	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		13,046,773
169,268	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,715,428

TOTAL EQUITY MUTUAL FUNDS — 100.02%
(Cost $83,306,112)		$	91,225,524

TOTAL INVESTMENTS — 100.02%
(Cost $83,306,112)		$	91,225,524

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(20,584)

TOTAL NET ASSETS — 100.00%		$	91,204,940

(a)	Issuer is considered an affiliate of the Fund.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$44,840,009	$82,788,892	$195,296,786
Subscriptions receivable	83,040	61,886	293,919
Receivable for investments sold	–	523,955	–

Total Assets	44,923,049	83,374,733	195,590,705

LIABILITIES:
Payable to investment adviser	10,071	18,605	44,266
Redemptions payable	33,815	585,841	247,375
Payable for investments purchased	49,225	–	46,544

Total Liabilities	93,111	604,446	338,185

NET ASSETS	$44,829,938	$82,770,287	$195,252,520

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$532,608	$926,763	$2,156,245
Paid-in capital in excess of par	49,681,918	89,901,047	231,260,043
Net unrealized appreciation	151,155	1,285,592	7,556,961
Undistributed net investment income	289,885	623,878	459,219
Accumulated net realized loss	(5,825,628)	(9,966,993)	(46,179,948)

NET ASSETS	$44,829,938	$82,770,287	$195,252,520

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	5,326,082	9,267,633	21,562,450

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.42	$8.93	$9.06

(a) Cost of investments, affiliated	$44,688,854	$81,503,300	$187,739,825

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$164,942,001	$91,225,524
Subscriptions receivable	1,085,331	429,459

Total Assets	166,027,332	91,654,983

LIABILITIES:
Payable to investment adviser	37,294	20,584
Redemptions payable	1,024,238	391,268
Payable for investments purchased	61,093	38,191

Total Liabilities	1,122,625	450,043

NET ASSETS	$164,904,707	$91,204,940

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,687,250	$870,540
Paid-in capital in excess of par	202,357,789	107,213,621
Net unrealized appreciation	12,772,619	7,919,412
Undistributed net investment income	2,721,738	1,713,744
Accumulated net realized loss	(54,634,689)	(26,512,377)

NET ASSETS	$164,904,707	$91,204,940

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	16,872,502	8,705,404

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.77	$10.48

(a) Cost of investments, affiliated	$152,169,382	$83,306,112

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$144,367	$246,861	$469,766
Dividends, affiliated	1,095,004	2,109,736	5,493,511

Total Income	1,239,371	2,356,597	5,963,277

EXPENSES:
Management fees	106,026	185,488	485,434

Total Expenses	106,026	185,488	485,434

NET INVESTMENT INCOME	1,133,345	2,171,109	5,477,843

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	599,134	1,134,779	6,204,308
Realized gain distributions received, affiliated	988,165	2,566,663	7,868,555

Net Realized Gain	1,587,299	3,701,442	14,072,863

Net change in unrealized depreciation on investments	(710,336)	(1,985,650)	(7,521,029)

Net Realized and Unrealized Gain	876,963	1,715,792	6,551,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,010,308	$3,886,901	$12,029,677

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$216,678	$–
Dividends, affiliated	4,991,944	3,012,480

Total Income	5,208,622	3,012,480

EXPENSES:
Management fees	397,954	216,403

Total Expenses	397,954	216,403

NET INVESTMENT INCOME	4,810,668	2,796,077

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,654,136	2,122,307
Realized gain distributions received, affiliated	7,967,274	5,868,138

Net Realized Gain	11,621,410	7,990,445

Net change in unrealized depreciation on investments	(5,789,960)	(4,023,401)

Net Realized and Unrealized Gain	5,831,450	3,967,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,642,118	$6,763,121

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Conservative Profile I Fund	2014	2013

OPERATIONS:
Net investment income	$1,133,345	$953,067
Net realized gain	1,587,299	2,056,690
Net change in unrealized depreciation	(710,336)	(294,061)

Net Increase in Net Assets Resulting from Operations	2,010,308	2,715,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,221,811)	(807,495)
From net realized gains	(1,351,862)	(1,176,584)

Total Distributions	(2,573,673)	(1,984,079)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,921,109	11,085,673
Shares issued in reinvestment of distributions	2,573,673	1,984,079
Shares redeemed	(8,852,920)	(9,757,385)

Net Increase in Net Assets Resulting from Capital Share Transactions	6,641,862	3,312,367

Total Increase in Net Assets	6,078,497	4,043,984

NET ASSETS:
Beginning of year	38,751,441	34,707,457

End of year(a)	$44,829,938	$38,751,441

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,494,796	1,285,259
Shares issued in reinvestment of distributions	300,841	233,578
Shares redeemed	(1,022,119)	(1,124,756)

Net Increase	773,518	394,081

(a) Including undistributed net investment income:	$289,885	$378,351

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Moderately Conservative Profile I Fund	2014	2013

OPERATIONS:
Net investment income	$2,171,109	$1,762,547
Net realized gain	3,701,442	4,025,002
Net change in unrealized appreciation (depreciation)	(1,985,650)	1,031,470

Net Increase in Net Assets Resulting from Operations	3,886,901	6,819,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,272,832)	(1,376,234)
From net realized gains	(3,123,666)	(2,122,427)

Total Distributions	(5,396,498)	(3,498,661)

CAPITAL SHARE TRANSACTIONS:
Shares sold	25,048,253	18,494,451
Shares issued in reinvestment of distributions	5,396,498	3,498,661
Shares redeemed	(12,390,711)	(13,751,162)

Net Increase in Net Assets Resulting from Capital Share Transactions	18,054,040	8,241,950

Total Increase in Net Assets	16,544,443	11,562,308

NET ASSETS:
Beginning of year	66,225,844	54,663,536

End of year(a)	$82,770,287	$66,225,844

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,697,314	2,056,714
Shares issued in reinvestment of distributions	593,134	388,676
Shares redeemed	(1,347,613)	(1,516,273)

Net Increase	1,942,835	929,117

(a) Including undistributed net investment income:	$623,878	$688,805

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Moderate Profile I Fund	2014	2013

OPERATIONS:
Net investment income	$5,477,843	$4,778,260
Net realized gain	14,072,863	13,837,108
Net change in unrealized appreciation (depreciation)	(7,521,029)	4,714,087

Net Increase in Net Assets Resulting from Operations	12,029,677	23,329,455

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,801,339)	(5,015,971)
From net realized gains	(12,507,801)	(5,764,143)

Total Distributions	(18,309,140)	(10,780,114)

CAPITAL SHARE TRANSACTIONS:
Shares sold	74,267,965	24,905,456
Shares issued in reinvestment of distributions	18,309,140	10,780,114
Shares redeemed	(50,748,029)	(36,737,152)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	41,829,076	(1,051,582)

Total Increase in Net Assets	35,549,613	11,497,759

NET ASSETS:
Beginning of year	159,702,907	148,205,148

End of year(a)	$195,252,520	$159,702,907

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,904,482	2,672,810
Shares issued in reinvestment of distributions	1,971,935	1,154,826
Shares redeemed	(5,355,334)	(3,913,228)

Net Increase (Decrease)	4,521,083	(85,592)

(a) Including undistributed net investment income:	$459,219	$728,192

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Moderately Aggressive Profile I Fund	2014	2013

OPERATIONS:
Net investment income	$4,810,668	$4,967,084
Net realized gain	11,621,410	17,176,223
Net change in unrealized appreciation (depreciation)	(5,789,960)	4,923,274

Net Increase in Net Assets Resulting from Operations	10,642,118	27,066,581

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,912,472)	(2,487,577)
From net realized gains	(12,242,290)	(7,089,713)

Total Distributions	(17,154,762)	(9,577,290)

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,348,658	22,972,605
Shares issued in reinvestment of distributions	17,154,762	9,577,290
Shares redeemed	(26,257,953)	(30,808,147)

Net Increase in Net Assets Resulting from Capital Share Transactions	18,245,467	1,741,748

Total Increase in Net Assets	11,732,823	19,231,039

NET ASSETS:
Beginning of year	153,171,884	133,940,845

End of year(a)	$164,904,707	$153,171,884

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,657,886	2,317,893
Shares issued in reinvestment of distributions	1,708,255	946,409
Shares redeemed	(2,545,688)	(3,059,267)

Net Increase	1,820,453	205,035

(a) Including undistributed net investment income:	$2,721,738	$2,782,093

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Aggressive Profile I Fund	2014	2013

OPERATIONS:
Net investment income	$2,796,077	$3,054,425
Net realized gain	7,990,445	11,482,723
Net change in unrealized appreciation (depreciation)	(4,023,401)	4,435,802

Net Increase in Net Assets Resulting from Operations	6,763,121	18,972,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,796,108)	(1,353,779)
From net realized gains	(8,280,512)	(5,766,625)

Total Distributions	(11,076,620)	(7,120,404)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,298,112	12,584,592
Shares issued in reinvestment of distributions	11,076,620	7,120,404
Shares redeemed	(14,156,877)	(15,202,481)

Net Increase in Net Assets Resulting from Capital Share Transactions	13,217,855	4,502,515

Total Increase in Net Assets	8,904,356	16,355,061

NET ASSETS:
Beginning of year	82,300,584	65,945,523

End of year(a)	$91,204,940	$82,300,584

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,465,484	1,179,628
Shares issued in reinvestment of distributions	1,025,862	650,667
Shares redeemed	(1,273,805)	(1,403,673)

Net Increase	1,217,541	426,622

(a) Including undistributed net investment income:	$1,713,744	$1,700,646

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,010,308
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(12,314,437)
Proceeds from sale of investments	6,267,618
Increase in accrued interest on Great-West Life & Annuity Contract	(144,367)
Net realized gain	(599,134)
Net change in unrealized depreciation	710,336
Increase in payable to investment adviser	1,487
Decrease in payable for investments purchased	(56,086)

Net Cash Used in Operating Activities	(4,124,275)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	12,956,231
Payment on shares redeemed	(8,831,956)

Net Cash Provided by Financing Activities	4,124,275

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,573,673

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Moderately Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,886,901
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(27,010,821)
Proceeds from sale of investments	9,858,378
Increase in accrued interest on Great-West Life & Annuity Contract	(246,861)
Net realized gain	(1,134,779)
Net change in unrealized depreciation	1,985,650
Increase in receivable for investments sold	(499,590)
Increase in payable to investment adviser	3,990

Net Cash Used in Operating Activities	(13,157,132)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	25,010,080
Payment on shares redeemed	(11,852,948)

Net Cash Provided by Financing Activities	13,157,132

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$5,396,498

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2014

Great-West Moderate Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,029,677
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(79,711,024)
Proceeds from sale of investments	43,305,387
Increase in accrued interest on Great-West Life & Annuity Contract	(469,766)
Net realized gain	(6,204,308)
Net change in unrealized depreciation	7,521,029
Decrease in receivable for investments sold	3,091
Increase in payable to investment adviser	9,069
Increase in payable for investments purchased	46,544

Net Cash Used in Operating Activities	(23,470,301)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	74,027,900
Payment on shares redeemed	(50,557,599)

Net Cash Provided by Financing Activities	23,470,301

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$18,309,140

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Conservative Profile I Fund - Initial Class	2014		2013		2012		2011	2010

NET ASSET VALUE, BEGINNING OF YEAR	$8.51		$8.35		$7.95		$8.38	$9.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(a)	0.22	(a)	0.20	(a)	0.18	0.20
Net realized and unrealized gain (loss)	0.19		0.39		0.52		(0.10)	0.60

Total From Investment Operations	0.42		0.61		0.72		0.08	0.80

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.04)		(0.01)	–
From net investment income	(0.24)		(0.18)		(0.17)		(0.17)	(0.20)
From net realized gains	(0.27)		(0.27)		(0.11)		(0.33)	(1.61)

Total Distributions	(0.51)		(0.45)		(0.32)		(0.51)	(1.81)

NET ASSET VALUE, END OF YEAR	$8.42		$8.51		$8.35		$7.95	$8.38

TOTAL RETURN(b)	4.95%		7.55%		9.02%		1.06%	8.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$44,830		$38,751		$34,707		$32,036	$28,098
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%		0.25%	0.25%
Ratio of net investment income to average net assets(c)	2.67%		2.51%		2.35%		2.62%	2.00%
Portfolio turnover rate	15%		39%		30%		29%	40%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderately Conservative Profile I Fund - Initial Class	2014		2013		2012		2011	2010

NET ASSET VALUE, BEGINNING OF YEAR	$9.04		$8.55		$7.97		$8.62	$9.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.26	(a)	0.17	(a)	0.18	0.15
Net realized and unrealized gain (loss)	0.24		0.73		0.67		(0.19)	0.75

Total From Investment Operations	0.51		0.99		0.84		(0.01)	0.90

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.03)		–	–
From net investment income	(0.26)		(0.20)		(0.15)		(0.15)	(0.15)
From net realized gains	(0.36)		(0.30)		(0.08)		(0.49)	(1.28)

Total Distributions	(0.62)		(0.50)		(0.26)		(0.64)	(1.43)

NET ASSET VALUE, END OF YEAR	$8.93		$9.04		$8.55		$7.97	$8.62

TOTAL RETURN(b)	5.61%		11.83%		10.59%		(0.07%)	10.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$82,770		$66,226		$54,664		$48,765	$44,292
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%		0.25%	0.25%
Ratio of net investment income to average net assets(c)	2.93%		2.88%		2.07%		2.26%	1.51%
Portfolio turnover rate	13%		33%		30%		35%	43%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderate Profile I Fund - Initial Class	2014		2013		2012		2011	2010

NET ASSET VALUE, BEGINNING OF YEAR	$9.37		$8.65		$8.27		$9.23	$9.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(a)	0.28	(a)	0.14	(a)	0.16	0.12
Net realized and unrealized gain (loss)	0.33		1.11		0.86		(0.28)	0.92

Total From Investment Operations	0.60		1.39		1.00		(0.12)	1.04

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.18)		–	–
From net investment income	(0.29)		(0.31)		(0.01)		(0.13)	(0.12)
From net realized gains	(0.62)		(0.36)		(0.43)		(0.71)	(0.86)

Total Distributions	(0.91)		(0.67)		(0.62)		(0.84)	(0.98)

NET ASSET VALUE, END OF YEAR	$9.06		$9.37		$8.65		$8.27	$9.23

TOTAL RETURN(b)	6.39%		16.16%		12.25%		(1.26%)	11.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$195,253		$159,703		$148,205		$178,263	$182,012
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%		0.25%	0.25%
Ratio of net investment income to average net assets(c)	2.82%		3.04%		1.62%		1.82%	1.21%
Portfolio turnover rate	23%		31%		24%		32%	32%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderately Aggressive Profile I Fund - Initial Class	2014		2013		2012		2011		2010

NET ASSET VALUE, BEGINNING OF YEAR	$10.18		$9.02		$8.13		$9.15		$8.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	(a)	0.33	(a)	0.13	(a)	0.13		0.11
Net realized and unrealized gain (loss)	0.39		1.50		1.00		(0.33)		1.04

Total From Investment Operations	0.70		1.83		1.13		(0.20)		1.15

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.09)		(0.00)	(b)	–
From net investment income	(0.32)		(0.17)		(0.05)		(0.12)		(0.11)
From net realized gains	(0.79)		(0.50)		(0.10)		(0.70)		(0.74)

Total Distributions	(1.11)		(0.67)		(0.24)		(0.82)		(0.85)

NET ASSET VALUE, END OF YEAR	$9.77		$10.18		$9.02		$8.13		$9.15

TOTAL RETURN(c)	6.82%		20.41%		13.89%		(2.16%)		13.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$164,905		$153,172		$133,941		$132,812		$138,164
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%		0.25%		0.25%
Ratio of net investment income to average net assets(d)	3.02%		3.35%		1.47%		1.52%		1.08%
Portfolio turnover rate	12%		29%		28%		35%		27%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Aggressive Profile I Fund - Initial Class	2014		2013		2012		2011		2010

NET ASSET VALUE, BEGINNING OF YEAR	$10.99		$9.34		$8.14		$9.19		$8.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(a)	0.43	(a)	0.08	(a)	0.09		0.06
Net realized and unrealized gain (loss)	0.53		2.26		1.26		(0.50)		1.21

Total From Investment Operations	0.89		2.69		1.34		(0.41)		1.27

LESS DISTRIBUTIONS:
From return of capital	–		–		(0.06)		(0.00)	(b)	–
From net investment income	(0.36)		(0.20)		(0.02)		(0.09)		(0.06)
From net realized gains	(1.04)		(0.84)		(0.06)		(0.55)		(0.20)

Total Distributions	(1.40)		(1.04)		(0.14)		(0.64)		(0.26)

NET ASSET VALUE, END OF YEAR	$10.48		$10.99		$9.34		$8.14		$9.19

TOTAL RETURN(c)	8.15%		28.85%		16.45%		(4.41%)		15.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$91,205		$82,301		$65,946		$64,945		$68,514
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%		0.25%		0.25%
Ratio of net investment income to average net assets(d)	3.23%		4.03%		0.85%		0.78%		0.57%
Portfolio turnover rate	11%		27%		32%		35%		29%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

  See Notes to Financial Statements.

  Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Inital Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

  Annual Report - December 31, 2014

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2014:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2014	$8,672,933	$14,443,101	$25,288,048	$13,610,775
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	144,367	246,861	469,766	216,678
Purchases	2,086,855	5,055,904	11,537,555	2,660,242
Sales	(804,693)	(1,561,187)	(5,878,223)	(1,544,826)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, December 31, 2014	$10,099,462	$18,184,679	$31,417,146	$14,942,869

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

  Annual Report - December 31, 2014

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Great-West Conservative Profile I Fund
Ordinary income	$1,221,811	$807,495
Long-term capital gain	1,351,862	1,176,584

	$2,573,673	$1,984,079

	2014	2013
Great-West Moderately Conservative Profile I Fund
Ordinary income	$2,272,832	$1,376,234
Long-term capital gain	3,123,666	2,122,427

	$5,396,498	$3,498,661

	2014	2013
Great-West Moderate Profile I Fund
Ordinary income	$5,801,339	$5,015,971
Long-term capital gain	12,507,801	5,764,143

	$18,309,140	$10,780,114

	2014	2013
Great-West Moderately Aggressive Profile I Fund
Ordinary income	$4,912,472	$2,487,577
Long-term capital gain	12,242,290	7,089,713

	$17,154,762	$9,577,290

	2014	2013
Great-West Aggressive Profile I Fund
Ordinary income	$2,796,108	$1,353,779
Long-term capital gain	8,280,512	5,766,625

	$11,076,620	$7,120,404

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of each Fund were unaffected by the reclassifications.

  Annual Report - December 31, 2014

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Great-West Conservative Profile I Fund	$–	$–	$–
Great-West Moderately Conservative Profile I Fund	–	36,796	(36,796)
Great-West Moderate Profile I Fund	–	54,523	(54,523)
Great-West Moderately Aggressive Profile I Fund	–	41,449	(41,449)
Great-West Aggressive Profile I Fund	–	13,129	(13,129)

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile I Fund
Undistributed net investment income	$	212,292
Undistributed long-term capital gains		877,892
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(6,474,772)

Tax composition of capital	$	(5,384,588)

Great-West Moderately Conservative Profile I Fund
Undistributed net investment income	$	523,047
Undistributed long-term capital gains		2,214,126
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(10,794,696)

Tax composition of capital	$	(8,057,523)

Great-West Moderate Profile I Fund
Undistributed net investment income	$	137,250
Undistributed long-term capital gains		8,044,524
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(46,345,542)

Tax composition of capital	$	(38,163,768)

Great-West Moderately Aggressive Profile I Fund
Undistributed net investment income	$	2,620,875
Undistributed long-term capital gains		5,428,717
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(47,189,924)

Tax composition of capital	$	(39,140,332)

Great-West Aggressive Profile I Fund
Undistributed net investment income	$	1,713,744
Undistributed long-term capital gains		3,911,261
Capital loss carryforwards		–
Post-October losses		–
Net unrealized depreciation		(22,504,226)

Tax composition of capital	$	(16,879,221)

  Annual Report - December 31, 2014

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$51,314,781	$535,851	$(7,010,623)	$(6,474,772)
Great-West Moderately Conservative Profile I Fund	93,583,588	1,650,739	(12,445,435)	(10,794,696)
Great-West Moderate Profile I Fund	241,642,328	5,329,797	(51,675,339)	(46,345,542)
Great-West Moderately Aggressive Profile I Fund	212,131,925	4,935,572	(52,125,496)	(47,189,924)
Great-West Aggressive Profile I Fund	113,729,750	3,158,287	(25,662,513)	(22,504,226)

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

  Annual Report - December 31, 2014

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	72,486	$714,606	$402,560	$179,681	$51,661	$24,355	$813,297
Great-West Federated Bond Fund Initial Class	344,702	3,156,470	810,176	354,248	1,610	95,003	3,688,314
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	155,529	1,658,204	770,789	431,540	109,109	215,348	1,878,785
Great-West Invesco Small Cap Value Fund Initial Class	30,654	296,448	179,406	117,005	(1,540)	14,058	336,576
Great-West Life & Annuity Contract	10,099,462	8,672,933	2,086,855	804,693	—	144,367	10,099,462
Great-West Loomis Sayles Bond Fund Initial Class	306,907	3,481,077	1,089,716	355,278	1,337	148,010	4,051,169
Great-West Loomis Sayles Small Cap Value Fund Initial Class	13,767	295,479	168,551	87,391	5,299	3,075	336,876
Great-West MFS International Growth Fund Initial Class	85,559	848,042	375,973	121,538	34,935	12,528	959,972
Great-West MFS International Value Fund Initial Class	175,739	1,710,801	593,767	265,178	91,141	18,252	1,947,191
Great-West Multi-Manager Large Cap Growth Fund Initial Class	87,071	724,924	257,048	216,996	23,627	5,574	813,246
Great-West Putnam Equity Income Fund Initial Class	118,027	1,444,817	610,188	251,740	166,440	37,149	1,646,483
Great-West Putnam High Yield Bond Fund Initial Class	221,001	1,582,488	489,085	173,245	9,132	80,731	1,840,943
Great-West Real Estate Index Fund Initial Class	177,958	1,930,629	608,383	833,419	(39,163)	41,016	2,226,255
Great-West Short Duration Bond Fund Initial Class	283,647	2,504,749	663,345	220,731	5,586	41,981	2,921,562
Great-West Small Cap Growth Fund Initial Class	18,404	303,148	203,887	138,931	(18,430)	7,683	336,059
Great-West T. Rowe Price Equity Income Fund Initial Class	85,568	1,441,598	572,566	211,075	117,838	29,796	1,647,179
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	21,375	412,016	198,323	102,835	40,456	3,441	469,185
Great-West Templeton Global Bond Fund Initial Class	548,433	4,269,836	1,379,609	401,403	6,689	225,620	4,957,830
Great-West U.S. Government Mortgage Securities Fund Initial Class	319,013	3,311,760	854,208	401,556	(6,593)	91,384	3,869,625

					$599,134	$1,239,371	$44,840,009

  Annual Report - December 31, 2014

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	220,328	$1,972,189	$1,203,809	$339,592	$123,167	$72,501	$2,472,082
Great-West Federated Bond Fund Initial Class	510,688	4,319,110	1,575,332	520,641	7,240	137,343	5,464,360
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	471,255	4,579,241	2,271,468	834,526	224,777	643,597	5,692,756
Great-West Invesco Small Cap Value Fund Initial Class	93,115	816,981	520,183	190,473	42,957	42,261	1,022,398
Great-West Life & Annuity Contract	18,184,679	14,443,101	5,055,904	1,561,187	—	246,861	18,184,679
Great-West Loomis Sayles Bond Fund Initial Class	456,759	4,786,858	2,032,284	522,280	(1,506)	215,344	6,029,218
Great-West Loomis Sayles Small Cap Value Fund Initial Class	41,900	815,366	511,122	128,408	62,868	9,155	1,025,295
Great-West MFS International Growth Fund Initial Class	256,064	2,334,479	1,085,765	193,332	23,471	37,293	2,873,043
Great-West MFS International Value Fund Initial Class	518,944	4,733,800	1,541,263	329,221	159,358	54,553	5,749,903
Great-West Multi-Manager Large Cap Growth Fund Initial Class	257,652	2,003,109	598,086	319,387	70,406	16,496	2,406,472
Great-West Putnam Equity Income Fund Initial Class	355,910	3,987,730	1,733,109	500,619	234,965	109,624	4,964,939
Great-West Putnam High Yield Bond Fund Initial Class	327,977	2,173,353	876,572	224,473	11,380	116,949	2,732,046
Great-West Real Estate Index Fund Initial Class	292,715	2,940,189	1,094,504	1,165,017	(53,170)	65,986	3,661,865
Great-West Small Cap Growth Fund Initial Class	55,939	833,892	568,497	270,982	(38,802)	23,106	1,021,453
Great-West T. Rowe Price Equity Income Fund Initial Class	257,630	3,982,125	1,718,776	375,361	215,979	86,981	4,959,373
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	64,604	1,137,233	562,424	214,353	61,022	10,324	1,418,048
Great-West Templeton Global Bond Fund Initial Class	816,109	5,848,950	2,387,791	416,916	1,006	336,149	7,377,627
Great-West U.S. Government Mortgage Securities Fund Initial Class	472,657	4,532,753	1,673,930	616,829	(10,339)	132,074	5,733,335

					$1,134,779	$2,356,597	$82,788,892

  Annual Report - December 31, 2014

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	707,316	$6,552,033	$4,079,577	$1,573,311	$419,576	$240,009	$7,936,092
Great-West Federated Bond Fund Initial Class	881,711	7,563,677	3,766,100	2,113,585	6,126	251,783	9,434,302
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,519,963	15,145,574	8,190,628	3,878,917	1,074,329	2,124,800	18,361,150
Great-West Invesco Small Cap Value Fund Initial Class	300,238	2,690,379	1,749,202	726,661	184,721	139,385	3,296,614
Great-West Life & Annuity Contract	31,417,146	25,288,048	11,537,555	5,878,223	—	469,766	31,417,146
Great-West Loomis Sayles Bond Fund Initial Class	785,415	8,380,714	4,416,224	2,058,150	(10,224)	386,071	10,367,480
Great-West Loomis Sayles Small Cap Value Fund Initial Class	134,842	2,697,404	1,708,984	457,455	303,682	30,838	3,299,583
Great-West MFS International Growth Fund Initial Class	828,733	7,778,527	4,044,827	1,083,300	380,679	122,671	9,298,380
Great-West MFS International Value Fund Initial Class	1,705,715	15,765,232	6,460,581	2,232,647	1,105,928	179,505	18,899,323
Great-West Multi-Manager Large Cap Growth Fund Initial Class	847,979	6,581,068	2,585,589	1,629,003	327,297	55,014	7,920,129
Great-West Putnam Equity Income Fund Initial Class	1,150,673	13,262,169	6,527,808	2,674,003	1,195,592	370,360	16,051,897
Great-West Putnam High Yield Bond Fund Initial Class	566,379	3,804,882	1,928,718	845,531	54,502	211,488	4,717,936
Great-West Real Estate Index Fund Initial Class	618,160	6,287,461	3,136,079	3,738,252	(270,263)	147,162	7,733,181
Great-West Small Cap Growth Fund Initial Class	180,375	2,722,942	1,930,742	690,693	147,395	75,506	3,293,641
Great-West T. Rowe Price Equity Income Fund Initial Class	834,589	13,248,087	6,379,730	2,180,925	1,015,924	298,739	16,065,833
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	208,726	3,778,041	2,032,566	963,678	299,550	34,241	4,581,536
Great-West Templeton Global Bond Fund Initial Class	1,407,017	10,254,261	5,222,817	1,993,298	30,778	584,181	12,719,433
Great-West U.S. Government Mortgage Securities Fund Initial Class	816,416	7,937,605	4,013,299	2,383,446	(61,284)	241,758	9,903,130

					$6,204,308	$5,963,277	$195,296,786

  Annual Report - December 31, 2014

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	740,738	$7,774,553	$2,352,070	$808,745	$232,788	$250,946	$8,311,080
Great-West Federated Bond Fund Initial Class	559,551	5,425,176	1,189,236	753,654	4,416	156,402	5,987,194
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,593,903	17,950,292	4,121,723	1,798,764	883,422	2,220,765	19,254,350
Great-West Invesco Small Cap Value Fund Initial Class	316,238	3,194,007	1,101,652	432,355	133,507	145,866	3,472,287
Great-West Life & Annuity Contract	14,942,869	13,610,775	2,660,242	1,544,826	—	216,678	14,942,869
Great-West Loomis Sayles Bond Fund Initial Class	498,251	6,012,313	1,479,870	655,788	656	242,255	6,576,912
Great-West Loomis Sayles Small Cap Value Fund Initial Class	142,146	3,209,941	1,102,641	260,584	203,708	32,179	3,478,322
Great-West MFS International Growth Fund Initial Class	870,453	9,256,306	2,311,715	542,480	130,983	128,649	9,766,481
Great-West MFS International Value Fund Initial Class	1,789,971	18,716,438	2,623,222	957,791	506,141	187,654	19,832,881
Great-West Multi-Manager Large Cap Growth Fund Initial Class	889,181	7,781,515	864,129	1,219,651	(170,496)	57,404	8,304,953
Great-West Putnam Equity Income Fund Initial Class	1,206,730	15,767,396	2,943,073	1,313,372	628,150	385,589	16,833,880
Great-West Putnam High Yield Bond Fund Initial Class	359,268	2,731,269	626,489	273,208	13,570	132,484	2,992,700
Great-West Real Estate Index Fund Initial Class	457,792	5,262,623	1,102,805	2,007,915	(103,871)	107,480	5,726,978
Great-West Small Cap Growth Fund Initial Class	189,698	3,224,072	1,385,138	532,067	71,665	79,421	3,463,887
Great-West T. Rowe Price Equity Income Fund Initial Class	874,901	15,752,048	2,968,161	707,487	744,051	310,507	16,841,836
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	219,009	4,488,683	1,086,224	429,255	346,196	35,614	4,807,255
Great-West Templeton Global Bond Fund Initial Class	892,366	7,354,648	1,746,321	517,644	52,213	368,400	8,066,994
Great-West U.S. Government Mortgage Securities Fund Initial Class	517,819	5,693,659	1,278,532	878,090	(22,963)	150,329	6,281,142

					$3,654,136	$5,208,622	$164,942,001

  Annual Report - December 31, 2014

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 12/31/2014		Fair Value 12/31/2013		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 12/31/2014
Great-West American Century Growth Fund Initial Class	571,788	$	5,799,363	$	1,734,713	$	389,910	$	108,699	$	193,582	$	6,415,463
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,233,376		13,400,804		3,103,109		850,608		584,635		1,718,169		14,899,180
Great-West Invesco Small Cap Value Fund Initial Class	244,114		2,372,939		945,616		348,249		84,855		112,266		2,680,365
Great-West Loomis Sayles Small Cap Value Fund Initial Class	109,842		2,390,716		924,288		191,719		143,045		24,695		2,687,822
Great-West MFS International Growth Fund Initial Class	673,984		6,889,121		2,122,333		464,194		108,841		99,641		7,562,102
Great-West MFS International Value Fund Initial Class	1,387,023		13,953,416		2,916,015		985,052		454,529		145,315		15,368,215
Great-West Multi-Manager Large Cap Growth Fund Initial Class	687,155		5,793,719		773,612		895,760		(218,935)		44,226		6,418,028
Great-West Putnam Equity Income Fund Initial Class	934,280		11,780,065		2,326,464		735,774		340,454		296,659		13,033,212
Great-West Real Estate Index Fund Initial Class	217,973		2,432,494		645,859		979,752		(50,548)		50,734		2,726,847
Great-West Small Cap Growth Fund Initial Class	146,336		2,394,794		1,180,217		437,266		52,511		61,331		2,672,089
Great-West T. Rowe Price Equity Income Fund Initial Class	677,754		11,761,893		2,535,263		563,245		325,827		238,468		13,046,773
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	169,268		3,349,180		825,008		260,546		188,394		27,394		3,715,428

								$	2,122,307	$	3,012,480	$	91,225,524

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$12,314,437	$6,267,618
Great-West Moderately Conservative Profile I Fund	27,010,821	9,858,378
Great-West Moderate Profile I Fund	79,711,024	43,305,387
Great-West Moderately Aggressive Profile I Fund	32,943,243	19,287,810
Great-West Aggressive Profile I Fund	20,032,496	9,224,382

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

  Annual Report - December 31, 2014

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile I Fund	$5,614	$70,798
Great-West Moderately Conservative Profile I Fund	16,647	209,925
Great-West Moderate Profile I Fund	54,457	686,698
Great-West Moderately Aggressive Profile I Fund	57,163	720,822
Great-West Aggressive Profile I Fund	44,284	558,419

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile I Fund	10%
Great-West Moderately Conservative Profile I Fund	14%
Great-West Moderate Profile I Fund	18%
Great-West Moderately Aggressive Profile I Fund	22%
Great-West Aggressive Profile I Fund	28%

  Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2014, and the related statements of operations for the year then ended, the statements of cash flows for the period presented, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2014, the results of their operations for the year then ended, their cash flows for the period presented, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the Funds have investments in a contract issued by an affiliate, the value of which has been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Chairman, President & Chief Executive Officer, Director	Since 2008 (as Director) Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive	62	N/A

			Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group,	N/A	N/A

LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
David G. McLeod 8515 East Orchard Road,	Senior Vice President & Managing Director	Since 2012 (as Managing Director)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager,	N/A	N/A

Greenwood Village, CO 80111 1962		Since 2014 (as Senior Vice President)	Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015